Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 25, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Friess Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	SCGFX
Friess Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	SCGNX